Intangible Asset (Details)			12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares shares	Feb. 11, 2021 EUR (€) € / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Intangible Asset [Line Items]
Cash payment			$ 700,000
Ordinary restricted shares (in Shares) | shares	300,000
Revenue term	10 years
Intangible asset purchase useful life	10 years
Closing value per share (in Dollars per share) | $ / shares	$ 6.85
Present value of the future payments	10.00%
Amortization expenses			377,183
Interest expense			$ 559,581	$ 289,324	$ 339,171
Payment discount rate			2.00%
Intellectual Property Asset Purchase Agreement [Member]
Intangible Asset [Line Items]
Ordinary restricted shares (in Shares) | shares	300,000
Revenue per share (in Dollars per share) | $ / shares	$ 1
Licensing Agreement [Member]
Intangible Asset [Line Items]
Cash payment	$ 2,000,000
Royalty payment per share (in Euro per share) | € / shares		€ 5
Licensing Agreement [Member] | Bottom of range [Member]
Intangible Asset [Line Items]
Cash payment | €		€ 2,000,000
Licensing Agreement [Member] | Top of range [member]
Intangible Asset [Line Items]
Cash payment | €		€ 4,000,000
Intellectual Property Asset Purchase Agreement [Member]
Intangible Asset [Line Items]
Interest expense			$ 100,813
Property acquisition			$ 1,115,816